Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Receivable	Accounts receivable break down as follows:

(€ million)	June 30, 2021	December 31, 2020
Gross value	6,932	7,633
Allowances	(130)	(142)
Carrying amount	6,802	7,491

Summary of Gross Value of Overdue Receivables
The table below shows the ageing profile of overdue accounts receivable, based on gross value:

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1-3 months	Overdue by 3-6 months	Overdue by 6-12 months	Overdue by > 12 months
June 30, 2021	427	78	105	96	33	115
December 31, 2020	549	271	97	52	34	95